UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 1,049.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class T	1.29%
Actual		$ 1,000.00	$ 1,048.60	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class B	1.89%
Actual		$ 1,000.00	$ 1,045.30	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.81%
Actual		$ 1,000.00	$ 1,045.90	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,051.40	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class Z	.64%
Actual		$ 1,000.00	$ 1,052.40	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.4	1.2
Polaris Industries, Inc.	1.3	0.8
G-III Apparel Group Ltd.	1.2	1.0
Textron, Inc.	1.2	1.2
Electronic Arts, Inc.	1.1	0.9
Cardinal Health, Inc.	1.1	1.2
CBRE Group, Inc.	1.1	1.0
Spirit Airlines, Inc.	1.1	1.3
Jones Lang LaSalle, Inc.	1.0	1.0
FedEx Corp.	1.0	1.1
	11.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	25.0
Consumer Discretionary	18.5	16.6
Financials	18.0	15.5
Industrials	15.5	17.2
Health Care	13.8	13.3
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 99.5%		Stocks 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	11.6%	** Foreign investments	11.7%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 1.3%
Delphi Automotive PLC	115,996	$ 9,870,100
Gentex Corp.	782,914	12,855,448
Johnson Controls, Inc.	89,854	4,450,469
Modine Manufacturing Co. (a)	48,900	524,697
Tenneco, Inc. (a)	58,608	3,366,444
Visteon Corp. (a)	76,446	8,025,301
		39,092,459
Diversified Consumer Services - 0.3%
Houghton Mifflin Harcourt Co. (a)	296,000	7,459,200
ServiceMaster Global Holdings, Inc.	70,000	2,531,900
		9,991,100
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	215,542	12,425,996
Buffalo Wild Wings, Inc. (a)	29,500	4,622,355
DineEquity, Inc.	233,000	23,087,970
Jubilant Foodworks Ltd. (a)	24,798	724,746
Las Vegas Sands Corp.	161,479	8,488,951
Panera Bread Co. Class A (a)	33,100	5,784,887
Texas Roadhouse, Inc. Class A	321,700	12,041,231
Wyndham Worldwide Corp.	331,678	27,167,745
		94,343,881
Household Durables - 3.7%
Ethan Allen Interiors, Inc.	3,400	89,556
Harman International Industries, Inc.	47,301	5,625,981
Jarden Corp. (a)	465,600	24,094,800
Lennar Corp. Class A	516,800	26,377,472
NVR, Inc. (a)	15,970	21,399,800
PulteGroup, Inc.	1,116,900	22,505,535
Toll Brothers, Inc. (a)	48,400	1,848,396
Whirlpool Corp.	54,395	9,413,055
		111,354,595
Internet & Catalog Retail - 0.0%
Etsy, Inc.	10,600	148,930
Leisure Products - 1.6%
Brunswick Corp.	180,600	9,185,316
Polaris Industries, Inc.	257,708	38,169,132
		47,354,448
Media - 1.0%
AMC Networks, Inc. Class A (a)	118,700	9,715,595
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.	727,694	$ 14,022,663
Naspers Ltd. Class N	20,600	3,208,696
News Corp. Class A (a)	198,900	2,901,951
		29,848,905
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	363,800	28,736,562
Specialty Retail - 2.9%
AutoZone, Inc. (a)	16,600	11,070,540
Dick's Sporting Goods, Inc.	176,900	9,158,113
Foot Locker, Inc.	238,233	15,963,993
GNC Holdings, Inc.	240,700	10,706,336
L Brands, Inc.	43,400	3,720,682
Party City Holdco, Inc.	12,500	253,375
Signet Jewelers Ltd.	113,522	14,558,061
TJX Companies, Inc.	196,300	12,989,171
Urban Outfitters, Inc. (a)	132,300	4,630,500
Williams-Sonoma, Inc.	52,200	4,294,494
		87,345,265
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corp. (a)	190,400	13,703,088
G-III Apparel Group Ltd. (a)	525,330	36,956,966
Hanesbrands, Inc.	885,700	29,511,524
Page Industries Ltd.	7,027	1,671,143
PVH Corp.	114,200	13,155,840
Ralph Lauren Corp.	89,400	11,832,984
VF Corp.	70,324	4,904,396
		111,735,941
TOTAL CONSUMER DISCRETIONARY		559,952,086
CONSUMER STAPLES - 2.5%
Beverages - 0.7%
C&C Group PLC	468,261	1,835,495
Dr. Pepper Snapple Group, Inc.	260,003	18,954,219
		20,789,714
Food & Staples Retailing - 1.2%
CVS Health Corp.	208,190	21,834,967
Kroger Co.	195,900	14,204,709
		36,039,676
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Archer Daniels Midland Co.	67,767	$ 3,267,725
Britannia Industries Ltd. (a)	5,440	236,483
Bunge Ltd.	147,930	12,988,254
Ingredion, Inc.	26,449	2,110,895
		18,603,357
TOTAL CONSUMER STAPLES		75,432,747
ENERGY - 3.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	86,700	5,349,390
Dril-Quip, Inc. (a)	157,300	11,836,825
Ensco PLC Class A	72,400	1,612,348
Halliburton Co.	267,500	11,521,225
Oceaneering International, Inc.	189,600	8,833,464
		39,153,252
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.	120,868	6,965,623
Chesapeake Energy Corp.	32,262	360,367
Cimarex Energy Co.	101,147	11,157,526
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	14,161	967,196
EOG Resources, Inc.	37,100	3,248,105
Newfield Exploration Co. (a)	185,100	6,685,812
Phillips 66 Co.	78,260	6,304,626
Suncor Energy, Inc.	589,300	16,230,520
Teekay Tankers Ltd.	28,900	191,029
Western Refining, Inc.	49,000	2,137,380
		54,248,185
TOTAL ENERGY		93,401,437
FINANCIALS - 17.9%
Banks - 4.8%
Boston Private Financial Holdings, Inc.	570,967	7,656,667
CIT Group, Inc.	85,400	3,970,246
Comerica, Inc.	260,240	13,355,517
Commerce Bancshares, Inc. (d)	258,105	12,071,571
CVB Financial Corp.	116,500	2,051,565
First Citizen Bancshares, Inc.	15,200	3,998,208
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Commonwealth Financial Corp.	384,000	$ 3,682,560
First Republic Bank	83,100	5,237,793
Hilltop Holdings, Inc. (a)	78,296	1,886,151
Huntington Bancshares, Inc.	1,542,457	17,445,189
Investors Bancorp, Inc.	752,800	9,259,440
Lakeland Financial Corp.	196,986	8,543,283
M&T Bank Corp.	84,100	10,506,613
PacWest Bancorp	117,055	5,473,492
Prosperity Bancshares, Inc.	85,600	4,942,544
Regions Financial Corp.	955,200	9,895,872
SunTrust Banks, Inc.	309,915	13,332,543
UMB Financial Corp.	181,500	10,349,130
		143,658,384
Capital Markets - 3.3%
Ameriprise Financial, Inc.	189,787	23,710,090
E*TRADE Financial Corp. (a)	61,000	1,826,950
Invesco Ltd.	417,500	15,652,075
Lazard Ltd. Class A	280,268	15,762,272
LPL Financial (d)	65,500	3,045,095
Raymond James Financial, Inc.	254,724	15,176,456
Stifel Financial Corp. (a)	47,200	2,725,328
The Blackstone Group LP	454,819	18,588,453
Virtus Investment Partners, Inc.	25,500	3,372,375
		99,859,094
Consumer Finance - 1.4%
American Express Co.	32,315	2,511,522
Capital One Financial Corp.	140,400	12,350,988
SLM Corp. (a)	2,312,300	22,822,401
Springleaf Holdings, Inc. (a)	112,400	5,160,284
		42,845,195
Diversified Financial Services - 1.1%
CRISIL Ltd.	27,931	850,588
McGraw Hill Financial, Inc.	270,771	27,198,947
Moody's Corp.	55,100	5,948,596
		33,998,131
Insurance - 3.9%
AFLAC, Inc.	236,700	14,722,740
Bajaj Finserv Ltd. (a)	19,464	469,189
Brown & Brown, Inc.	27,600	906,936
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
First American Financial Corp.	447,600	$ 16,655,196
Hiscox Ltd.	572,793	7,551,008
Marsh & McLennan Companies, Inc.	385,415	21,853,031
Primerica, Inc.	186,758	8,532,973
Principal Financial Group, Inc.	371,400	19,049,106
Reinsurance Group of America, Inc.	216,491	20,538,501
The Chubb Corp.	71,100	6,764,454
The Travelers Companies, Inc.	3,000	289,980
		117,333,114
Real Estate Investment Trusts - 0.2%
American Realty Capital Properties, Inc.	181,400	1,474,782
Digital Realty Trust, Inc.	36,400	2,427,152
Mid-America Apartment Communities, Inc.	39,796	2,897,547
SL Green Realty Corp.	2,800	307,692
		7,107,173
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	871,391	32,241,467
Colliers International Group, Inc.	6,900	265,512
Jones Lang LaSalle, Inc.	187,131	31,999,401
		64,506,380
Thrifts & Mortgage Finance - 1.1%
Beneficial Bancorp, Inc. (a)	120,133	1,500,461
BofI Holding, Inc. (a)	66,500	7,029,715
Essent Group Ltd. (a)	514,300	14,066,105
Housing Development Finance Corp. Ltd.	115,375	2,353,401
Ladder Capital Corp. Class A	474,242	8,228,099
		33,177,781
TOTAL FINANCIALS		542,485,252
HEALTH CARE - 13.8%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	48,600	8,453,970
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	1,471,810	26,051,037
DENTSPLY International, Inc.	294,100	15,160,855
Hologic, Inc. (a)	684,600	26,055,876
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp. (d)	405,800	$ 26,149,752
Zimmer Biomet Holdings, Inc.	157,800	17,236,494
		110,654,014
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	402,255	33,648,631
Community Health Systems, Inc. (a)	164,600	10,364,862
DaVita HealthCare Partners, Inc. (a)	271,500	21,576,105
HCA Holdings, Inc. (a)	271,355	24,617,326
Laboratory Corp. of America Holdings (a)	25,700	3,115,354
McKesson Corp.	129,906	29,204,168
Molina Healthcare, Inc. (a)	10,700	752,210
Omnicare, Inc.	163,916	15,449,083
		138,727,739
Health Care Technology - 0.6%
Inovalon Holdings, Inc. Class A (d)	10,700	298,530
MedAssets, Inc. (a)	844,728	18,634,700
		18,933,230
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	224,095	8,645,585
Bruker Corp. (a)	189,500	3,867,695
Thermo Fisher Scientific, Inc.	194,430	25,229,237
		37,742,517
Pharmaceuticals - 3.4%
Allergan PLC (a)	81,094	24,608,785
Baxalta, Inc. (a)	29,100	929,454
Catalent, Inc. (a)	20,400	598,332
Endo Health Solutions, Inc. (a)	131,700	10,489,905
Horizon Pharma PLC (a)	183,600	6,378,264
Jazz Pharmaceuticals PLC (a)	128,366	22,601,402
Mallinckrodt PLC (a)	120,621	14,199,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	381,682	22,557,406
		102,363,052
TOTAL HEALTH CARE		416,874,522
INDUSTRIALS - 15.5%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	161,578	11,704,710
Esterline Technologies Corp. (a)	78,644	7,497,919
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc.	78,700	$ 8,860,833
Rockwell Collins, Inc.	109,800	10,140,030
Textron, Inc.	794,663	35,465,810
		73,669,302
Air Freight & Logistics - 1.0%
FedEx Corp.	182,746	31,139,918
Airlines - 1.5%
Allegiant Travel Co.	16,600	2,952,808
Southwest Airlines Co.	263,762	8,727,885
Spirit Airlines, Inc. (a)	518,345	32,189,225
		43,869,918
Building Products - 0.4%
A.O. Smith Corp.	68,200	4,909,036
Apogee Enterprises, Inc.	48,622	2,559,462
Lennox International, Inc.	40,589	4,371,029
		11,839,527
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	36,400	1,291,472
G&K Services, Inc. Class A	66,800	4,618,552
Herman Miller, Inc.	100,000	2,893,000
HNI Corp.	68,680	3,512,982
KAR Auction Services, Inc.	106,592	3,986,541
Knoll, Inc.	138,500	3,466,655
Republic Services, Inc.	106,652	4,177,559
		23,946,761
Construction & Engineering - 1.2%
EMCOR Group, Inc.	332,221	15,870,197
Granite Construction, Inc.	6,820	242,178
Jacobs Engineering Group, Inc. (a)	309,176	12,558,729
Quanta Services, Inc. (a)	291,651	8,405,382
		37,076,486
Electrical Equipment - 0.1%
AMETEK, Inc.	60,900	3,336,102
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	89,156	15,375,844
Machinery - 5.0%
AGCO Corp. (d)	246,800	14,013,304
Caterpillar, Inc.	79,663	6,757,016
Colfax Corp. (a)(d)	166,180	7,669,207
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	70,957	$ 9,308,849
Deere & Co.	120,700	11,713,935
IDEX Corp.	5,654	444,291
Illinois Tool Works, Inc.	161,493	14,823,442
Ingersoll-Rand PLC	187,972	12,673,072
Manitowoc Co., Inc.	289,643	5,677,003
Mueller Industries, Inc.	236,240	8,202,253
Rexnord Corp. (a)	858,895	20,536,179
Snap-On, Inc.	108,600	17,294,550
Stanley Black & Decker, Inc.	16,600	1,746,984
Valmont Industries, Inc.	55,323	6,576,245
Wabtec Corp.	38,240	3,603,738
Woodward, Inc.	174,941	9,620,006
		150,660,074
Professional Services - 0.9%
CEB, Inc.	63,000	5,484,780
Dun & Bradstreet Corp.	169,284	20,652,648
		26,137,428
Road & Rail - 1.3%
ArcBest Corp.	164,300	5,224,740
Con-way, Inc.	475,562	18,247,314
CSX Corp.	63,900	2,086,335
J.B. Hunt Transport Services, Inc.	13,500	1,108,215
Old Dominion Freight Lines, Inc. (a)	21,900	1,502,450
Saia, Inc. (a)	253,524	9,960,958
Swift Transporation Co. (a)	89,900	2,038,033
		40,168,045
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	290,288	9,840,763
Misumi Group, Inc.	254,400	3,612,756
		13,453,519
TOTAL INDUSTRIALS		470,672,924
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	285,045	3,386,335
CommScope Holding Co., Inc. (a)	409,391	12,490,519
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	185,555	$ 22,331,544
Juniper Networks, Inc.	82,005	2,129,670
		40,338,068
Electronic Equipment & Components - 3.9%
Arrow Electronics, Inc. (a)	223,523	12,472,583
Avnet, Inc.	275,437	11,323,215
Belden, Inc.	252,400	20,502,452
CDW Corp.	699,351	23,973,752
IPG Photonics Corp. (a)(d)	25,500	2,171,963
Jabil Circuit, Inc.	85,500	1,820,295
Keysight Technologies, Inc. (a)	119,947	3,741,147
Methode Electronics, Inc. Class A	253,900	6,969,555
TE Connectivity Ltd.	281,530	18,102,379
Trimble Navigation Ltd. (a)	512,200	12,016,212
Zebra Technologies Corp. Class A (a)	58,900	6,540,845
		119,634,398
Internet Software & Services - 0.5%
Google, Inc. Class C	21,873	11,385,115
Tencent Holdings Ltd.	180,200	3,603,375
		14,988,490
IT Services - 9.2%
Alliance Data Systems Corp. (a)	79,405	23,181,496
Blackhawk Network Holdings, Inc. (a)	208,150	8,575,780
Broadridge Financial Solutions, Inc.	108,554	5,428,786
Cognizant Technology Solutions Corp. Class A (a)	10,300	629,227
Euronet Worldwide, Inc. (a)	408,691	25,216,235
EVERTEC, Inc.	320,456	6,806,485
Fidelity National Information Services, Inc.	437,043	27,009,257
Fiserv, Inc. (a)	306,994	25,428,313
FleetCor Technologies, Inc. (a)	131,664	20,547,484
Genpact Ltd. (a)	951,043	20,285,747
Global Payments, Inc.	417,371	43,177,024
Maximus, Inc.	144,700	9,511,131
The Western Union Co.	501,000	10,185,330
Total System Services, Inc.	731,947	30,573,426
Vantiv, Inc. (a)	47,100	1,798,749
Visa, Inc. Class A	135,400	9,092,110
Xerox Corp.	940,115	10,002,824
		277,449,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	187,100	$ 9,579,520
Atmel Corp.	1,401,400	13,810,797
Broadcom Corp. Class A	325,900	16,780,591
Cree, Inc. (a)	10,400	270,712
Freescale Semiconductor, Inc. (a)	526,812	21,056,676
Intersil Corp. Class A	234,300	2,931,093
Microchip Technology, Inc. (d)	64,052	3,037,666
NVIDIA Corp.	537,943	10,818,034
NXP Semiconductors NV (a)	283,928	27,881,730
PMC-Sierra, Inc. (a)	1,629,917	13,952,090
Qorvo, Inc. (a)	180,850	14,516,830
Semtech Corp. (a)	177,400	3,521,390
		138,157,129
Software - 3.5%
Activision Blizzard, Inc.	470,840	11,399,036
Cadence Design Systems, Inc. (a)	998,600	19,632,476
Electronic Arts, Inc. (a)	522,210	34,726,965
Fair Isaac Corp.	23,600	2,142,408
Intuit, Inc.	76,206	7,679,279
Parametric Technology Corp. (a)	314,073	12,883,274
Rovi Corp. (a)	82,790	1,320,501
Synopsys, Inc. (a)	339,000	17,170,350
		106,954,289
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	498,367	13,151,905
SanDisk Corp.	103,600	6,031,592
Super Micro Computer, Inc. (a)	181,656	5,373,384
		24,556,881
TOTAL INFORMATION TECHNOLOGY		722,078,659
MATERIALS - 3.7%
Chemicals - 3.0%
Albemarle Corp. U.S.	176,542	9,757,476
Ashland, Inc.	28,257	3,444,528
Cytec Industries, Inc.	444,906	26,930,160
Eastman Chemical Co.	188,700	15,439,434
Ferro Corp. (a)	547,104	9,180,405
Methanex Corp.	83,900	4,683,353
PolyOne Corp.	319,157	12,501,380
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	22,800	$ 706,088
PPG Industries, Inc.	2,700	309,744
Praxair, Inc.	65,100	7,782,705
		90,735,273
Containers & Packaging - 0.1%
Aptargroup, Inc.	62,200	3,966,494
Metals & Mining - 0.3%
B2Gold Corp. (a)	2,114,500	3,233,543
Constellium NV (a)	304,067	3,597,113
New Gold, Inc. (a)	671,800	1,801,865
		8,632,521
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	282,100	10,347,428
TOTAL MATERIALS		113,681,716
UTILITIES - 0.6%
Electric Utilities - 0.4%
Exelon Corp.	349,000	10,965,580
OGE Energy Corp.	96,817	2,766,062
		13,731,642
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	66,608	1,948,284
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	1,675,644
NiSource, Inc.	22,154	1,010,001
		2,685,645
TOTAL UTILITIES		18,365,571
TOTAL COMMON STOCKS (Cost $2,428,546,069)		3,012,944,914
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	$ 3,661,361
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.15% (b)	6,372,503	6,372,503
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	38,696,525	38,696,525
TOTAL MONEY MARKET FUNDS (Cost $45,069,028)		45,069,028
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,476,498,044)		3,061,675,303
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(31,680,739)
NET ASSETS - 100%		$ 3,029,994,564
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,452
Fidelity Securities Lending Cash Central Fund	68,745
Total	$ 76,197
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 559,952,086	$ 559,952,086	$ -	$ -
Consumer Staples	75,432,747	75,432,747	-	-
Energy	93,401,437	93,401,436	1	-
Financials	546,146,613	546,146,613	-	-
Health Care	416,874,522	416,874,522	-	-
Industrials	470,672,924	470,672,924	-	-
Information Technology	722,078,659	718,475,284	3,603,375	-
Materials	113,681,716	113,681,716	-	-
Utilities	18,365,571	18,365,571	-	-
Money Market Funds	45,069,028	45,069,028	-	-
Total Investments in Securities:	$ 3,061,675,303	$ 3,058,071,927	$ 3,603,376	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
Bermuda	4.1%
Ireland	3.2%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,096,240) - See accompanying schedule: Unaffiliated issuers (cost $2,431,429,016)	$ 3,016,606,275
Fidelity Central Funds (cost $45,069,028)	45,069,028
Total Investments (cost $2,476,498,044)		$ 3,061,675,303
Cash		1,293,119
Receivable for investments sold		15,847,827
Receivable for fund shares sold		2,504,964
Dividends receivable		2,216,943
Distributions receivable from Fidelity Central Funds		14,025
Other receivables		44,402
Total assets		3,083,596,583

Liabilities
Payable for investments purchased	$ 8,252,552
Payable for fund shares redeemed	3,963,859
Accrued management fee	1,408,557
Distribution and service plan fees payable	634,093
Other affiliated payables	579,913
Other payables and accrued expenses	66,520
Collateral on securities loaned, at value	38,696,525
Total liabilities		53,602,019

Net Assets		$ 3,029,994,564
Net Assets consist of:
Paid in capital		$ 2,391,299,668
Undistributed net investment income		1,441,785
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		52,077,686
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		585,175,425
Net Assets		$ 3,029,994,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($937,828,852 ÷ 47,442,294 shares)	$ 19.77

Maximum offering price per share (100/94.25 of $19.77)	$ 20.98
Class T:
Net Asset Value and redemption price per share ($430,746,759 ÷ 22,206,069 shares)	$ 19.40

Maximum offering price per share (100/96.50 of $19.40)	$ 20.10
Class B:
Net Asset Value and offering price per share ($18,076,354 ÷ 991,385 shares)A	$ 18.23

Class C:
Net Asset Value and offering price per share ($277,469,766 ÷ 15,222,772 shares)A	$ 18.23

Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,339,019,978 ÷ 66,090,064 shares)	$ 20.26

Class Z:
Net Asset Value, offering price and redemption price per share ($26,852,855 ÷ 1,324,371 shares)	$ 20.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 17,169,400
Income from Fidelity Central Funds		76,197
Total income		17,245,597

Expenses
Management fee	$ 8,395,999
Transfer agent fees	3,031,318
Distribution and service plan fees	3,785,563
Accounting and security lending fees	454,745
Custodian fees and expenses	33,744
Independent trustees' compensation	6,347
Registration fees	65,645
Audit	42,950
Legal	2,442
Interest	1,706
Miscellaneous	13,405
Total expenses before reductions	15,833,864
Expense reductions	(68,483)	15,765,381
Net investment income (loss)		1,480,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,426,282
Foreign currency transactions	32,394
Total net realized gain (loss)		73,458,676
Change in net unrealized appreciation (depreciation) on: Investment securities	74,829,120
Assets and liabilities in foreign currencies	(172)
Total change in net unrealized appreciation (depreciation)		74,828,948
Net gain (loss)		148,287,624
Net increase (decrease) in net assets resulting from operations		$ 149,767,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,480,216	$ (3,287,897)
Net realized gain (loss)	73,458,676	445,778,441
Change in net unrealized appreciation (depreciation)	74,828,948	(267,126,396)
Net increase (decrease) in net assets resulting from operations	149,767,840	175,364,148
Distributions to shareholders from net realized gain	-	(436,123,277)
Share transactions - net increase (decrease)	(143,343,813)	68,144,327
Total increase (decrease) in net assets	6,424,027	(192,614,802)

Net Assets
Beginning of period	3,023,570,537	3,216,185,339
End of period (including undistributed net investment income of $1,441,785 and accumulated net investment loss of $38,431, respectively)	$ 3,029,994,564	$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	.01	.07	(.05)	(.02)
Net realized and unrealized gain (loss)	.93	1.13	5.99	2.22	(1.83)	3.78
Total from investment operations	.94	1.11	6.00	2.29	(1.88)	3.76
Distributions from net realized gain	-	(3.06)	(2.65)	(.88)	-	(.03)
Net asset value, end of period	$ 19.77	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Total ReturnB, C, D	4.99%	5.93%	35.43%	14.41%	(10.50)%	26.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06%A	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of fee waivers, if any	1.05%A	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of all reductions	1.05%A	1.06%	1.09%	1.13%	1.15%	1.15%
Net investment income (loss)	.08%A	(.09)%	.06%	.38%	(.27)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 937,829	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.03)	.03	(.08)	(.05)
Net realized and unrealized gain (loss)	.92	1.11	5.92	2.20	(1.83)	3.76
Total from investment operations	.90	1.04	5.89	2.23	(1.91)	3.71
Distributions from net realized gain	-	(3.06)	(2.60)	(.88)	-	(.03)
Net asset value, end of period	$ 19.40	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Total ReturnB, C, D	4.86%	5.66%	35.23%	14.16%	(10.74)%	26.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.29%A	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.29%A	1.29%	1.31%	1.33%	1.34%	1.37%
Net investment income (loss)	(.16)%A	(.32)%	(.16)%	.18%	(.46)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,747	$ 429,512	$ 461,205	$ 388,598	$ 420,604	$ 523,899
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.14)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	.86	1.05	5.67	2.12	(1.77)	3.66
Total from investment operations	.79	.87	5.53	2.06	(1.94)	3.53
Distributions from net realized gain	-	(3.06)	(2.45)	(.88)	-	(.03)
Net asset value, end of period	$ 18.23	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Total ReturnB, C, D	4.53%	5.04%	34.42%	13.52%	(11.21)%	25.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of fee waivers, if any	1.89%A	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of all reductions	1.89%A	1.89%	1.89%	1.88%	1.90%	1.91%
Net investment income (loss)	(.76)%A	(.92)%	(.74)%	(.38)%	(1.02)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,076	$ 23,440	$ 35,770	$ 43,996	$ 57,534	$ 83,330
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.13)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	.86	1.04	5.67	2.13	(1.76)	3.67
Total from investment operations	.80	.88	5.54	2.07	(1.93)	3.54
Distributions from net realized gain	-	(3.06)	(2.51)	(.88)	-	(.03)
Net asset value, end of period	$ 18.23	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Total ReturnB, C, D	4.59%	5.09%	34.47%	13.57%	(11.14)%	25.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82%A	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of fee waivers, if any	1.81%A	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of all reductions	1.81%A	1.82%	1.84%	1.86%	1.86%	1.88%
Net investment income (loss)	(.69)%A	(.85)%	(.69)%	(.35)%	(.98)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,470	$ 277,963	$ 301,398	$ 233,542	$ 258,215	$ 299,688
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.04	.03	.06	.11	-H	.02
Net realized and unrealized gain (loss)	.95	1.14	6.09	2.26	(1.87)	3.82
Total from investment operations	.99	1.17	6.15	2.37	(1.87)	3.84
Distributions from net investment income	-	-	(.02)	(.04)	-	-
Distributions from net realized gain	-	(3.06)	(2.67)	(.88)	-	(.03)
Total distributions	-	(3.06)	(2.69)	(.92)	-	(.03)
Net asset value, end of period	$ 20.26	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Total ReturnB, C	5.14%	6.11%	35.81%	14.67%	(10.32)%	26.86%
Ratios to Average Net Assets E, G
Expenses before reductions	.77%A	.85%	.89%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.76%A	.85%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.76%A	.85%	.88%	.88%	.89%	.90%
Net investment income (loss)	.36%A	.13%	.28%	.63%	(.02)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,339,020	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940
Portfolio turnover rateF	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.05	.07	.04
Net realized and unrealized gain (loss)	.96	1.15	2.26
Total from investment operations	1.01	1.22	2.30
Distributions from net investment income	-	-	(.08)
Distributions from net realized gain	-	(3.06)	(2.44)
Total distributions	-	(3.06)	(2.52)
Net asset value, end of period	$ 20.28	$ 19.27	$ 21.11
Total ReturnB, C	5.24%	6.36%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.65%A
Expenses net of fee waivers, if any	.64%A	.64%	.65%A
Expenses net of all reductions	.64%A	.63%	.64%A
Net investment income (loss)	.49%A	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,853	$ 23,384	$ 12,172
Portfolio turnover rateF	22%A	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 665,056,314
Gross unrealized depreciation	(84,503,590)
Net unrealized appreciation (depreciation) on securities	$ 580,552,724

Tax cost	$ 2,481,122,579

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,404,268)

The Fund acquired $3,404,268 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The Fund elected to defer to its next fiscal year approximately $8,490,256 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,545,299 and $487,182,572, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,189,379	$ 18,855
Class T	.25%	.25%	1,086,108	12,250
Class B	.75%	.25%	104,757	78,945
Class C	.75%	.25%	1,405,319	98,612
			$ 3,785,563	$ 208,662

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 82,793
Class T	11,743
Class B*	4,618
Class C*	8,968
$ 108,122

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,024,440.22
Class T	440,487.20
Class B	30,795.29
Class C	321,320.23
Institutional Class	1,208,508.18
Class Z	5,768.05
	$ 3,031,318

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,009 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,283,000.34%		$ 1,706

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,745, including $171 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $330.

In addition, during the period the following classes were reimbursed and/or waived by the investment adviser for a portion of operating expenses.

Amount
Class A	$ 22,714
Class T	9,940
Class B	112
Class C	6,421
Institutional Class	28,966
$ 68,153

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ -	$ 137,322,056
Class T	-	62,445,073
Class B	-	3,852,399
Class C	-	43,029,289
Institutional Class	-	186,411,319
Class Z	-	3,063,141
Total	$ -	$ 436,123,277

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	2,641,323	5,220,254	$ 51,683,852	$ 107,688,537
Reinvestment of distributions	-	7,296,468	-	134,255,373
Shares redeemed	(5,376,428)	(14,276,131)	(104,822,160)	(294,576,344)
Net increase (decrease)	(2,735,105)	(1,759,409)	$ (53,138,308)	$ (52,632,434)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class T
Shares sold	1,735,905	3,124,595	$ 33,275,345	$ 62,967,838
Reinvestment of distributions	-	3,367,729	-	60,925,223
Shares redeemed	(2,747,808)	(5,752,274)	(52,541,235)	(116,971,540)
Net increase (decrease)	(1,011,903)	740,050	$ (19,265,890)	$ 6,921,521
Class B
Shares sold	4,785	22,395	$ 87,755	$ 418,800
Reinvestment of distributions	-	215,538	-	3,696,342
Shares redeemed	(357,406)	(716,133)	(6,438,378)	(13,868,466)
Net increase (decrease)	(352,621)	(478,200)	$ (6,350,623)	$ (9,753,324)
Class C
Shares sold	766,685	1,542,701	$ 13,870,281	$ 29,578,132
Reinvestment of distributions	-	2,310,616	-	39,449,522
Shares redeemed	(1,492,372)	(3,277,603)	(26,868,332)	(63,561,286)
Net increase (decrease)	(725,687)	575,714	$ (12,998,051)	$ 5,466,368
Institutional Class
Shares sold	6,493,393	14,246,143	$ 129,732,295	$ 300,374,725
Reinvestment of distributions	-	9,390,856	-	176,640,401
Shares redeemed	(9,129,339)	(17,598,999)	(183,604,916)	(372,200,164)
Net increase (decrease)	(2,635,946)	6,038,000	$ (53,872,621)	$ 104,814,962
Class Z
Shares sold	229,721	632,250	$ 4,658,354	$ 13,642,909
Reinvestment of distributions	-	163,698	-	3,063,141
Shares redeemed	(118,629)	(159,161)	(2,376,674)	(3,378,816)
Net increase (decrease)	111,092	636,787	$ 2,281,680	$ 13,327,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AMP-USAN-0815
1.801445.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 1,049.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class T	1.29%
Actual		$ 1,000.00	$ 1,048.60	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class B	1.89%
Actual		$ 1,000.00	$ 1,045.30	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.81%
Actual		$ 1,000.00	$ 1,045.90	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,051.40	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class Z	.64%
Actual		$ 1,000.00	$ 1,052.40	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.4	1.2
Polaris Industries, Inc.	1.3	0.8
G-III Apparel Group Ltd.	1.2	1.0
Textron, Inc.	1.2	1.2
Electronic Arts, Inc.	1.1	0.9
Cardinal Health, Inc.	1.1	1.2
CBRE Group, Inc.	1.1	1.0
Spirit Airlines, Inc.	1.1	1.3
Jones Lang LaSalle, Inc.	1.0	1.0
FedEx Corp.	1.0	1.1
	11.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	25.0
Consumer Discretionary	18.5	16.6
Financials	18.0	15.5
Industrials	15.5	17.2
Health Care	13.8	13.3
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 99.5%		Stocks 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	11.6%	** Foreign investments	11.7%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 1.3%
Delphi Automotive PLC	115,996	$ 9,870,100
Gentex Corp.	782,914	12,855,448
Johnson Controls, Inc.	89,854	4,450,469
Modine Manufacturing Co. (a)	48,900	524,697
Tenneco, Inc. (a)	58,608	3,366,444
Visteon Corp. (a)	76,446	8,025,301
		39,092,459
Diversified Consumer Services - 0.3%
Houghton Mifflin Harcourt Co. (a)	296,000	7,459,200
ServiceMaster Global Holdings, Inc.	70,000	2,531,900
		9,991,100
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	215,542	12,425,996
Buffalo Wild Wings, Inc. (a)	29,500	4,622,355
DineEquity, Inc.	233,000	23,087,970
Jubilant Foodworks Ltd. (a)	24,798	724,746
Las Vegas Sands Corp.	161,479	8,488,951
Panera Bread Co. Class A (a)	33,100	5,784,887
Texas Roadhouse, Inc. Class A	321,700	12,041,231
Wyndham Worldwide Corp.	331,678	27,167,745
		94,343,881
Household Durables - 3.7%
Ethan Allen Interiors, Inc.	3,400	89,556
Harman International Industries, Inc.	47,301	5,625,981
Jarden Corp. (a)	465,600	24,094,800
Lennar Corp. Class A	516,800	26,377,472
NVR, Inc. (a)	15,970	21,399,800
PulteGroup, Inc.	1,116,900	22,505,535
Toll Brothers, Inc. (a)	48,400	1,848,396
Whirlpool Corp.	54,395	9,413,055
		111,354,595
Internet & Catalog Retail - 0.0%
Etsy, Inc.	10,600	148,930
Leisure Products - 1.6%
Brunswick Corp.	180,600	9,185,316
Polaris Industries, Inc.	257,708	38,169,132
		47,354,448
Media - 1.0%
AMC Networks, Inc. Class A (a)	118,700	9,715,595
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.	727,694	$ 14,022,663
Naspers Ltd. Class N	20,600	3,208,696
News Corp. Class A (a)	198,900	2,901,951
		29,848,905
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	363,800	28,736,562
Specialty Retail - 2.9%
AutoZone, Inc. (a)	16,600	11,070,540
Dick's Sporting Goods, Inc.	176,900	9,158,113
Foot Locker, Inc.	238,233	15,963,993
GNC Holdings, Inc.	240,700	10,706,336
L Brands, Inc.	43,400	3,720,682
Party City Holdco, Inc.	12,500	253,375
Signet Jewelers Ltd.	113,522	14,558,061
TJX Companies, Inc.	196,300	12,989,171
Urban Outfitters, Inc. (a)	132,300	4,630,500
Williams-Sonoma, Inc.	52,200	4,294,494
		87,345,265
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corp. (a)	190,400	13,703,088
G-III Apparel Group Ltd. (a)	525,330	36,956,966
Hanesbrands, Inc.	885,700	29,511,524
Page Industries Ltd.	7,027	1,671,143
PVH Corp.	114,200	13,155,840
Ralph Lauren Corp.	89,400	11,832,984
VF Corp.	70,324	4,904,396
		111,735,941
TOTAL CONSUMER DISCRETIONARY		559,952,086
CONSUMER STAPLES - 2.5%
Beverages - 0.7%
C&C Group PLC	468,261	1,835,495
Dr. Pepper Snapple Group, Inc.	260,003	18,954,219
		20,789,714
Food & Staples Retailing - 1.2%
CVS Health Corp.	208,190	21,834,967
Kroger Co.	195,900	14,204,709
		36,039,676
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Archer Daniels Midland Co.	67,767	$ 3,267,725
Britannia Industries Ltd. (a)	5,440	236,483
Bunge Ltd.	147,930	12,988,254
Ingredion, Inc.	26,449	2,110,895
		18,603,357
TOTAL CONSUMER STAPLES		75,432,747
ENERGY - 3.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	86,700	5,349,390
Dril-Quip, Inc. (a)	157,300	11,836,825
Ensco PLC Class A	72,400	1,612,348
Halliburton Co.	267,500	11,521,225
Oceaneering International, Inc.	189,600	8,833,464
		39,153,252
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.	120,868	6,965,623
Chesapeake Energy Corp.	32,262	360,367
Cimarex Energy Co.	101,147	11,157,526
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	14,161	967,196
EOG Resources, Inc.	37,100	3,248,105
Newfield Exploration Co. (a)	185,100	6,685,812
Phillips 66 Co.	78,260	6,304,626
Suncor Energy, Inc.	589,300	16,230,520
Teekay Tankers Ltd.	28,900	191,029
Western Refining, Inc.	49,000	2,137,380
		54,248,185
TOTAL ENERGY		93,401,437
FINANCIALS - 17.9%
Banks - 4.8%
Boston Private Financial Holdings, Inc.	570,967	7,656,667
CIT Group, Inc.	85,400	3,970,246
Comerica, Inc.	260,240	13,355,517
Commerce Bancshares, Inc. (d)	258,105	12,071,571
CVB Financial Corp.	116,500	2,051,565
First Citizen Bancshares, Inc.	15,200	3,998,208
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Commonwealth Financial Corp.	384,000	$ 3,682,560
First Republic Bank	83,100	5,237,793
Hilltop Holdings, Inc. (a)	78,296	1,886,151
Huntington Bancshares, Inc.	1,542,457	17,445,189
Investors Bancorp, Inc.	752,800	9,259,440
Lakeland Financial Corp.	196,986	8,543,283
M&T Bank Corp.	84,100	10,506,613
PacWest Bancorp	117,055	5,473,492
Prosperity Bancshares, Inc.	85,600	4,942,544
Regions Financial Corp.	955,200	9,895,872
SunTrust Banks, Inc.	309,915	13,332,543
UMB Financial Corp.	181,500	10,349,130
		143,658,384
Capital Markets - 3.3%
Ameriprise Financial, Inc.	189,787	23,710,090
E*TRADE Financial Corp. (a)	61,000	1,826,950
Invesco Ltd.	417,500	15,652,075
Lazard Ltd. Class A	280,268	15,762,272
LPL Financial (d)	65,500	3,045,095
Raymond James Financial, Inc.	254,724	15,176,456
Stifel Financial Corp. (a)	47,200	2,725,328
The Blackstone Group LP	454,819	18,588,453
Virtus Investment Partners, Inc.	25,500	3,372,375
		99,859,094
Consumer Finance - 1.4%
American Express Co.	32,315	2,511,522
Capital One Financial Corp.	140,400	12,350,988
SLM Corp. (a)	2,312,300	22,822,401
Springleaf Holdings, Inc. (a)	112,400	5,160,284
		42,845,195
Diversified Financial Services - 1.1%
CRISIL Ltd.	27,931	850,588
McGraw Hill Financial, Inc.	270,771	27,198,947
Moody's Corp.	55,100	5,948,596
		33,998,131
Insurance - 3.9%
AFLAC, Inc.	236,700	14,722,740
Bajaj Finserv Ltd. (a)	19,464	469,189
Brown & Brown, Inc.	27,600	906,936
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
First American Financial Corp.	447,600	$ 16,655,196
Hiscox Ltd.	572,793	7,551,008
Marsh & McLennan Companies, Inc.	385,415	21,853,031
Primerica, Inc.	186,758	8,532,973
Principal Financial Group, Inc.	371,400	19,049,106
Reinsurance Group of America, Inc.	216,491	20,538,501
The Chubb Corp.	71,100	6,764,454
The Travelers Companies, Inc.	3,000	289,980
		117,333,114
Real Estate Investment Trusts - 0.2%
American Realty Capital Properties, Inc.	181,400	1,474,782
Digital Realty Trust, Inc.	36,400	2,427,152
Mid-America Apartment Communities, Inc.	39,796	2,897,547
SL Green Realty Corp.	2,800	307,692
		7,107,173
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	871,391	32,241,467
Colliers International Group, Inc.	6,900	265,512
Jones Lang LaSalle, Inc.	187,131	31,999,401
		64,506,380
Thrifts & Mortgage Finance - 1.1%
Beneficial Bancorp, Inc. (a)	120,133	1,500,461
BofI Holding, Inc. (a)	66,500	7,029,715
Essent Group Ltd. (a)	514,300	14,066,105
Housing Development Finance Corp. Ltd.	115,375	2,353,401
Ladder Capital Corp. Class A	474,242	8,228,099
		33,177,781
TOTAL FINANCIALS		542,485,252
HEALTH CARE - 13.8%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	48,600	8,453,970
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	1,471,810	26,051,037
DENTSPLY International, Inc.	294,100	15,160,855
Hologic, Inc. (a)	684,600	26,055,876
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp. (d)	405,800	$ 26,149,752
Zimmer Biomet Holdings, Inc.	157,800	17,236,494
		110,654,014
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	402,255	33,648,631
Community Health Systems, Inc. (a)	164,600	10,364,862
DaVita HealthCare Partners, Inc. (a)	271,500	21,576,105
HCA Holdings, Inc. (a)	271,355	24,617,326
Laboratory Corp. of America Holdings (a)	25,700	3,115,354
McKesson Corp.	129,906	29,204,168
Molina Healthcare, Inc. (a)	10,700	752,210
Omnicare, Inc.	163,916	15,449,083
		138,727,739
Health Care Technology - 0.6%
Inovalon Holdings, Inc. Class A (d)	10,700	298,530
MedAssets, Inc. (a)	844,728	18,634,700
		18,933,230
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	224,095	8,645,585
Bruker Corp. (a)	189,500	3,867,695
Thermo Fisher Scientific, Inc.	194,430	25,229,237
		37,742,517
Pharmaceuticals - 3.4%
Allergan PLC (a)	81,094	24,608,785
Baxalta, Inc. (a)	29,100	929,454
Catalent, Inc. (a)	20,400	598,332
Endo Health Solutions, Inc. (a)	131,700	10,489,905
Horizon Pharma PLC (a)	183,600	6,378,264
Jazz Pharmaceuticals PLC (a)	128,366	22,601,402
Mallinckrodt PLC (a)	120,621	14,199,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	381,682	22,557,406
		102,363,052
TOTAL HEALTH CARE		416,874,522
INDUSTRIALS - 15.5%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	161,578	11,704,710
Esterline Technologies Corp. (a)	78,644	7,497,919
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc.	78,700	$ 8,860,833
Rockwell Collins, Inc.	109,800	10,140,030
Textron, Inc.	794,663	35,465,810
		73,669,302
Air Freight & Logistics - 1.0%
FedEx Corp.	182,746	31,139,918
Airlines - 1.5%
Allegiant Travel Co.	16,600	2,952,808
Southwest Airlines Co.	263,762	8,727,885
Spirit Airlines, Inc. (a)	518,345	32,189,225
		43,869,918
Building Products - 0.4%
A.O. Smith Corp.	68,200	4,909,036
Apogee Enterprises, Inc.	48,622	2,559,462
Lennox International, Inc.	40,589	4,371,029
		11,839,527
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	36,400	1,291,472
G&K Services, Inc. Class A	66,800	4,618,552
Herman Miller, Inc.	100,000	2,893,000
HNI Corp.	68,680	3,512,982
KAR Auction Services, Inc.	106,592	3,986,541
Knoll, Inc.	138,500	3,466,655
Republic Services, Inc.	106,652	4,177,559
		23,946,761
Construction & Engineering - 1.2%
EMCOR Group, Inc.	332,221	15,870,197
Granite Construction, Inc.	6,820	242,178
Jacobs Engineering Group, Inc. (a)	309,176	12,558,729
Quanta Services, Inc. (a)	291,651	8,405,382
		37,076,486
Electrical Equipment - 0.1%
AMETEK, Inc.	60,900	3,336,102
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	89,156	15,375,844
Machinery - 5.0%
AGCO Corp. (d)	246,800	14,013,304
Caterpillar, Inc.	79,663	6,757,016
Colfax Corp. (a)(d)	166,180	7,669,207
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	70,957	$ 9,308,849
Deere & Co.	120,700	11,713,935
IDEX Corp.	5,654	444,291
Illinois Tool Works, Inc.	161,493	14,823,442
Ingersoll-Rand PLC	187,972	12,673,072
Manitowoc Co., Inc.	289,643	5,677,003
Mueller Industries, Inc.	236,240	8,202,253
Rexnord Corp. (a)	858,895	20,536,179
Snap-On, Inc.	108,600	17,294,550
Stanley Black & Decker, Inc.	16,600	1,746,984
Valmont Industries, Inc.	55,323	6,576,245
Wabtec Corp.	38,240	3,603,738
Woodward, Inc.	174,941	9,620,006
		150,660,074
Professional Services - 0.9%
CEB, Inc.	63,000	5,484,780
Dun & Bradstreet Corp.	169,284	20,652,648
		26,137,428
Road & Rail - 1.3%
ArcBest Corp.	164,300	5,224,740
Con-way, Inc.	475,562	18,247,314
CSX Corp.	63,900	2,086,335
J.B. Hunt Transport Services, Inc.	13,500	1,108,215
Old Dominion Freight Lines, Inc. (a)	21,900	1,502,450
Saia, Inc. (a)	253,524	9,960,958
Swift Transporation Co. (a)	89,900	2,038,033
		40,168,045
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	290,288	9,840,763
Misumi Group, Inc.	254,400	3,612,756
		13,453,519
TOTAL INDUSTRIALS		470,672,924
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	285,045	3,386,335
CommScope Holding Co., Inc. (a)	409,391	12,490,519
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	185,555	$ 22,331,544
Juniper Networks, Inc.	82,005	2,129,670
		40,338,068
Electronic Equipment & Components - 3.9%
Arrow Electronics, Inc. (a)	223,523	12,472,583
Avnet, Inc.	275,437	11,323,215
Belden, Inc.	252,400	20,502,452
CDW Corp.	699,351	23,973,752
IPG Photonics Corp. (a)(d)	25,500	2,171,963
Jabil Circuit, Inc.	85,500	1,820,295
Keysight Technologies, Inc. (a)	119,947	3,741,147
Methode Electronics, Inc. Class A	253,900	6,969,555
TE Connectivity Ltd.	281,530	18,102,379
Trimble Navigation Ltd. (a)	512,200	12,016,212
Zebra Technologies Corp. Class A (a)	58,900	6,540,845
		119,634,398
Internet Software & Services - 0.5%
Google, Inc. Class C	21,873	11,385,115
Tencent Holdings Ltd.	180,200	3,603,375
		14,988,490
IT Services - 9.2%
Alliance Data Systems Corp. (a)	79,405	23,181,496
Blackhawk Network Holdings, Inc. (a)	208,150	8,575,780
Broadridge Financial Solutions, Inc.	108,554	5,428,786
Cognizant Technology Solutions Corp. Class A (a)	10,300	629,227
Euronet Worldwide, Inc. (a)	408,691	25,216,235
EVERTEC, Inc.	320,456	6,806,485
Fidelity National Information Services, Inc.	437,043	27,009,257
Fiserv, Inc. (a)	306,994	25,428,313
FleetCor Technologies, Inc. (a)	131,664	20,547,484
Genpact Ltd. (a)	951,043	20,285,747
Global Payments, Inc.	417,371	43,177,024
Maximus, Inc.	144,700	9,511,131
The Western Union Co.	501,000	10,185,330
Total System Services, Inc.	731,947	30,573,426
Vantiv, Inc. (a)	47,100	1,798,749
Visa, Inc. Class A	135,400	9,092,110
Xerox Corp.	940,115	10,002,824
		277,449,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	187,100	$ 9,579,520
Atmel Corp.	1,401,400	13,810,797
Broadcom Corp. Class A	325,900	16,780,591
Cree, Inc. (a)	10,400	270,712
Freescale Semiconductor, Inc. (a)	526,812	21,056,676
Intersil Corp. Class A	234,300	2,931,093
Microchip Technology, Inc. (d)	64,052	3,037,666
NVIDIA Corp.	537,943	10,818,034
NXP Semiconductors NV (a)	283,928	27,881,730
PMC-Sierra, Inc. (a)	1,629,917	13,952,090
Qorvo, Inc. (a)	180,850	14,516,830
Semtech Corp. (a)	177,400	3,521,390
		138,157,129
Software - 3.5%
Activision Blizzard, Inc.	470,840	11,399,036
Cadence Design Systems, Inc. (a)	998,600	19,632,476
Electronic Arts, Inc. (a)	522,210	34,726,965
Fair Isaac Corp.	23,600	2,142,408
Intuit, Inc.	76,206	7,679,279
Parametric Technology Corp. (a)	314,073	12,883,274
Rovi Corp. (a)	82,790	1,320,501
Synopsys, Inc. (a)	339,000	17,170,350
		106,954,289
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	498,367	13,151,905
SanDisk Corp.	103,600	6,031,592
Super Micro Computer, Inc. (a)	181,656	5,373,384
		24,556,881
TOTAL INFORMATION TECHNOLOGY		722,078,659
MATERIALS - 3.7%
Chemicals - 3.0%
Albemarle Corp. U.S.	176,542	9,757,476
Ashland, Inc.	28,257	3,444,528
Cytec Industries, Inc.	444,906	26,930,160
Eastman Chemical Co.	188,700	15,439,434
Ferro Corp. (a)	547,104	9,180,405
Methanex Corp.	83,900	4,683,353
PolyOne Corp.	319,157	12,501,380
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	22,800	$ 706,088
PPG Industries, Inc.	2,700	309,744
Praxair, Inc.	65,100	7,782,705
		90,735,273
Containers & Packaging - 0.1%
Aptargroup, Inc.	62,200	3,966,494
Metals & Mining - 0.3%
B2Gold Corp. (a)	2,114,500	3,233,543
Constellium NV (a)	304,067	3,597,113
New Gold, Inc. (a)	671,800	1,801,865
		8,632,521
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	282,100	10,347,428
TOTAL MATERIALS		113,681,716
UTILITIES - 0.6%
Electric Utilities - 0.4%
Exelon Corp.	349,000	10,965,580
OGE Energy Corp.	96,817	2,766,062
		13,731,642
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	66,608	1,948,284
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	1,675,644
NiSource, Inc.	22,154	1,010,001
		2,685,645
TOTAL UTILITIES		18,365,571
TOTAL COMMON STOCKS (Cost $2,428,546,069)		3,012,944,914
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	$ 3,661,361
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.15% (b)	6,372,503	6,372,503
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	38,696,525	38,696,525
TOTAL MONEY MARKET FUNDS (Cost $45,069,028)		45,069,028
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,476,498,044)		3,061,675,303
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(31,680,739)
NET ASSETS - 100%		$ 3,029,994,564
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,452
Fidelity Securities Lending Cash Central Fund	68,745
Total	$ 76,197
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 559,952,086	$ 559,952,086	$ -	$ -
Consumer Staples	75,432,747	75,432,747	-	-
Energy	93,401,437	93,401,436	1	-
Financials	546,146,613	546,146,613	-	-
Health Care	416,874,522	416,874,522	-	-
Industrials	470,672,924	470,672,924	-	-
Information Technology	722,078,659	718,475,284	3,603,375	-
Materials	113,681,716	113,681,716	-	-
Utilities	18,365,571	18,365,571	-	-
Money Market Funds	45,069,028	45,069,028	-	-
Total Investments in Securities:	$ 3,061,675,303	$ 3,058,071,927	$ 3,603,376	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
Bermuda	4.1%
Ireland	3.2%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,096,240) - See accompanying schedule: Unaffiliated issuers (cost $2,431,429,016)	$ 3,016,606,275
Fidelity Central Funds (cost $45,069,028)	45,069,028
Total Investments (cost $2,476,498,044)		$ 3,061,675,303
Cash		1,293,119
Receivable for investments sold		15,847,827
Receivable for fund shares sold		2,504,964
Dividends receivable		2,216,943
Distributions receivable from Fidelity Central Funds		14,025
Other receivables		44,402
Total assets		3,083,596,583

Liabilities
Payable for investments purchased	$ 8,252,552
Payable for fund shares redeemed	3,963,859
Accrued management fee	1,408,557
Distribution and service plan fees payable	634,093
Other affiliated payables	579,913
Other payables and accrued expenses	66,520
Collateral on securities loaned, at value	38,696,525
Total liabilities		53,602,019

Net Assets		$ 3,029,994,564
Net Assets consist of:
Paid in capital		$ 2,391,299,668
Undistributed net investment income		1,441,785
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		52,077,686
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		585,175,425
Net Assets		$ 3,029,994,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($937,828,852 ÷ 47,442,294 shares)	$ 19.77

Maximum offering price per share (100/94.25 of $19.77)	$ 20.98
Class T:
Net Asset Value and redemption price per share ($430,746,759 ÷ 22,206,069 shares)	$ 19.40

Maximum offering price per share (100/96.50 of $19.40)	$ 20.10
Class B:
Net Asset Value and offering price per share ($18,076,354 ÷ 991,385 shares)A	$ 18.23

Class C:
Net Asset Value and offering price per share ($277,469,766 ÷ 15,222,772 shares)A	$ 18.23

Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,339,019,978 ÷ 66,090,064 shares)	$ 20.26

Class Z:
Net Asset Value, offering price and redemption price per share ($26,852,855 ÷ 1,324,371 shares)	$ 20.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 17,169,400
Income from Fidelity Central Funds		76,197
Total income		17,245,597

Expenses
Management fee	$ 8,395,999
Transfer agent fees	3,031,318
Distribution and service plan fees	3,785,563
Accounting and security lending fees	454,745
Custodian fees and expenses	33,744
Independent trustees' compensation	6,347
Registration fees	65,645
Audit	42,950
Legal	2,442
Interest	1,706
Miscellaneous	13,405
Total expenses before reductions	15,833,864
Expense reductions	(68,483)	15,765,381
Net investment income (loss)		1,480,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,426,282
Foreign currency transactions	32,394
Total net realized gain (loss)		73,458,676
Change in net unrealized appreciation (depreciation) on: Investment securities	74,829,120
Assets and liabilities in foreign currencies	(172)
Total change in net unrealized appreciation (depreciation)		74,828,948
Net gain (loss)		148,287,624
Net increase (decrease) in net assets resulting from operations		$ 149,767,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,480,216	$ (3,287,897)
Net realized gain (loss)	73,458,676	445,778,441
Change in net unrealized appreciation (depreciation)	74,828,948	(267,126,396)
Net increase (decrease) in net assets resulting from operations	149,767,840	175,364,148
Distributions to shareholders from net realized gain	-	(436,123,277)
Share transactions - net increase (decrease)	(143,343,813)	68,144,327
Total increase (decrease) in net assets	6,424,027	(192,614,802)

Net Assets
Beginning of period	3,023,570,537	3,216,185,339
End of period (including undistributed net investment income of $1,441,785 and accumulated net investment loss of $38,431, respectively)	$ 3,029,994,564	$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	.01	.07	(.05)	(.02)
Net realized and unrealized gain (loss)	.93	1.13	5.99	2.22	(1.83)	3.78
Total from investment operations	.94	1.11	6.00	2.29	(1.88)	3.76
Distributions from net realized gain	-	(3.06)	(2.65)	(.88)	-	(.03)
Net asset value, end of period	$ 19.77	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Total ReturnB, C, D	4.99%	5.93%	35.43%	14.41%	(10.50)%	26.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06%A	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of fee waivers, if any	1.05%A	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of all reductions	1.05%A	1.06%	1.09%	1.13%	1.15%	1.15%
Net investment income (loss)	.08%A	(.09)%	.06%	.38%	(.27)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 937,829	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.03)	.03	(.08)	(.05)
Net realized and unrealized gain (loss)	.92	1.11	5.92	2.20	(1.83)	3.76
Total from investment operations	.90	1.04	5.89	2.23	(1.91)	3.71
Distributions from net realized gain	-	(3.06)	(2.60)	(.88)	-	(.03)
Net asset value, end of period	$ 19.40	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Total ReturnB, C, D	4.86%	5.66%	35.23%	14.16%	(10.74)%	26.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.29%A	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.29%A	1.29%	1.31%	1.33%	1.34%	1.37%
Net investment income (loss)	(.16)%A	(.32)%	(.16)%	.18%	(.46)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,747	$ 429,512	$ 461,205	$ 388,598	$ 420,604	$ 523,899
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.14)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	.86	1.05	5.67	2.12	(1.77)	3.66
Total from investment operations	.79	.87	5.53	2.06	(1.94)	3.53
Distributions from net realized gain	-	(3.06)	(2.45)	(.88)	-	(.03)
Net asset value, end of period	$ 18.23	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Total ReturnB, C, D	4.53%	5.04%	34.42%	13.52%	(11.21)%	25.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of fee waivers, if any	1.89%A	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of all reductions	1.89%A	1.89%	1.89%	1.88%	1.90%	1.91%
Net investment income (loss)	(.76)%A	(.92)%	(.74)%	(.38)%	(1.02)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,076	$ 23,440	$ 35,770	$ 43,996	$ 57,534	$ 83,330
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.13)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	.86	1.04	5.67	2.13	(1.76)	3.67
Total from investment operations	.80	.88	5.54	2.07	(1.93)	3.54
Distributions from net realized gain	-	(3.06)	(2.51)	(.88)	-	(.03)
Net asset value, end of period	$ 18.23	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Total ReturnB, C, D	4.59%	5.09%	34.47%	13.57%	(11.14)%	25.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82%A	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of fee waivers, if any	1.81%A	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of all reductions	1.81%A	1.82%	1.84%	1.86%	1.86%	1.88%
Net investment income (loss)	(.69)%A	(.85)%	(.69)%	(.35)%	(.98)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,470	$ 277,963	$ 301,398	$ 233,542	$ 258,215	$ 299,688
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.04	.03	.06	.11	-H	.02
Net realized and unrealized gain (loss)	.95	1.14	6.09	2.26	(1.87)	3.82
Total from investment operations	.99	1.17	6.15	2.37	(1.87)	3.84
Distributions from net investment income	-	-	(.02)	(.04)	-	-
Distributions from net realized gain	-	(3.06)	(2.67)	(.88)	-	(.03)
Total distributions	-	(3.06)	(2.69)	(.92)	-	(.03)
Net asset value, end of period	$ 20.26	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Total ReturnB, C	5.14%	6.11%	35.81%	14.67%	(10.32)%	26.86%
Ratios to Average Net Assets E, G
Expenses before reductions	.77%A	.85%	.89%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.76%A	.85%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.76%A	.85%	.88%	.88%	.89%	.90%
Net investment income (loss)	.36%A	.13%	.28%	.63%	(.02)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,339,020	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940
Portfolio turnover rateF	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.05	.07	.04
Net realized and unrealized gain (loss)	.96	1.15	2.26
Total from investment operations	1.01	1.22	2.30
Distributions from net investment income	-	-	(.08)
Distributions from net realized gain	-	(3.06)	(2.44)
Total distributions	-	(3.06)	(2.52)
Net asset value, end of period	$ 20.28	$ 19.27	$ 21.11
Total ReturnB, C	5.24%	6.36%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.65%A
Expenses net of fee waivers, if any	.64%A	.64%	.65%A
Expenses net of all reductions	.64%A	.63%	.64%A
Net investment income (loss)	.49%A	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,853	$ 23,384	$ 12,172
Portfolio turnover rateF	22%A	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 665,056,314
Gross unrealized depreciation	(84,503,590)
Net unrealized appreciation (depreciation) on securities	$ 580,552,724

Tax cost	$ 2,481,122,579

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,404,268)

The Fund acquired $3,404,268 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The Fund elected to defer to its next fiscal year approximately $8,490,256 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,545,299 and $487,182,572, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,189,379	$ 18,855
Class T	.25%	.25%	1,086,108	12,250
Class B	.75%	.25%	104,757	78,945
Class C	.75%	.25%	1,405,319	98,612
			$ 3,785,563	$ 208,662

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 82,793
Class T	11,743
Class B*	4,618
Class C*	8,968
$ 108,122

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,024,440.22
Class T	440,487.20
Class B	30,795.29
Class C	321,320.23
Institutional Class	1,208,508.18
Class Z	5,768.05
	$ 3,031,318

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,009 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,283,000.34%		$ 1,706

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,745, including $171 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $330.

In addition, during the period the following classes were reimbursed and/or waived by the investment adviser for a portion of operating expenses.

Amount
Class A	$ 22,714
Class T	9,940
Class B	112
Class C	6,421
Institutional Class	28,966
$ 68,153

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ -	$ 137,322,056
Class T	-	62,445,073
Class B	-	3,852,399
Class C	-	43,029,289
Institutional Class	-	186,411,319
Class Z	-	3,063,141
Total	$ -	$ 436,123,277

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	2,641,323	5,220,254	$ 51,683,852	$ 107,688,537
Reinvestment of distributions	-	7,296,468	-	134,255,373
Shares redeemed	(5,376,428)	(14,276,131)	(104,822,160)	(294,576,344)
Net increase (decrease)	(2,735,105)	(1,759,409)	$ (53,138,308)	$ (52,632,434)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class T
Shares sold	1,735,905	3,124,595	$ 33,275,345	$ 62,967,838
Reinvestment of distributions	-	3,367,729	-	60,925,223
Shares redeemed	(2,747,808)	(5,752,274)	(52,541,235)	(116,971,540)
Net increase (decrease)	(1,011,903)	740,050	$ (19,265,890)	$ 6,921,521
Class B
Shares sold	4,785	22,395	$ 87,755	$ 418,800
Reinvestment of distributions	-	215,538	-	3,696,342
Shares redeemed	(357,406)	(716,133)	(6,438,378)	(13,868,466)
Net increase (decrease)	(352,621)	(478,200)	$ (6,350,623)	$ (9,753,324)
Class C
Shares sold	766,685	1,542,701	$ 13,870,281	$ 29,578,132
Reinvestment of distributions	-	2,310,616	-	39,449,522
Shares redeemed	(1,492,372)	(3,277,603)	(26,868,332)	(63,561,286)
Net increase (decrease)	(725,687)	575,714	$ (12,998,051)	$ 5,466,368
Institutional Class
Shares sold	6,493,393	14,246,143	$ 129,732,295	$ 300,374,725
Reinvestment of distributions	-	9,390,856	-	176,640,401
Shares redeemed	(9,129,339)	(17,598,999)	(183,604,916)	(372,200,164)
Net increase (decrease)	(2,635,946)	6,038,000	$ (53,872,621)	$ 104,814,962
Class Z
Shares sold	229,721	632,250	$ 4,658,354	$ 13,642,909
Reinvestment of distributions	-	163,698	-	3,063,141
Shares redeemed	(118,629)	(159,161)	(2,376,674)	(3,378,816)
Net increase (decrease)	111,092	636,787	$ 2,281,680	$ 13,327,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AMPI-USAN-0815
1.801447.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class Z

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 1,049.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Class T	1.29%
Actual		$ 1,000.00	$ 1,048.60	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class B	1.89%
Actual		$ 1,000.00	$ 1,045.30	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.81%
Actual		$ 1,000.00	$ 1,045.90	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,051.40	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class Z	.64%
Actual		$ 1,000.00	$ 1,052.40	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.4	1.2
Polaris Industries, Inc.	1.3	0.8
G-III Apparel Group Ltd.	1.2	1.0
Textron, Inc.	1.2	1.2
Electronic Arts, Inc.	1.1	0.9
Cardinal Health, Inc.	1.1	1.2
CBRE Group, Inc.	1.1	1.0
Spirit Airlines, Inc.	1.1	1.3
Jones Lang LaSalle, Inc.	1.0	1.0
FedEx Corp.	1.0	1.1
	11.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	25.0
Consumer Discretionary	18.5	16.6
Financials	18.0	15.5
Industrials	15.5	17.2
Health Care	13.8	13.3
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 99.5%		Stocks 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	11.6%	** Foreign investments	11.7%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 1.3%
Delphi Automotive PLC	115,996	$ 9,870,100
Gentex Corp.	782,914	12,855,448
Johnson Controls, Inc.	89,854	4,450,469
Modine Manufacturing Co. (a)	48,900	524,697
Tenneco, Inc. (a)	58,608	3,366,444
Visteon Corp. (a)	76,446	8,025,301
		39,092,459
Diversified Consumer Services - 0.3%
Houghton Mifflin Harcourt Co. (a)	296,000	7,459,200
ServiceMaster Global Holdings, Inc.	70,000	2,531,900
		9,991,100
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	215,542	12,425,996
Buffalo Wild Wings, Inc. (a)	29,500	4,622,355
DineEquity, Inc.	233,000	23,087,970
Jubilant Foodworks Ltd. (a)	24,798	724,746
Las Vegas Sands Corp.	161,479	8,488,951
Panera Bread Co. Class A (a)	33,100	5,784,887
Texas Roadhouse, Inc. Class A	321,700	12,041,231
Wyndham Worldwide Corp.	331,678	27,167,745
		94,343,881
Household Durables - 3.7%
Ethan Allen Interiors, Inc.	3,400	89,556
Harman International Industries, Inc.	47,301	5,625,981
Jarden Corp. (a)	465,600	24,094,800
Lennar Corp. Class A	516,800	26,377,472
NVR, Inc. (a)	15,970	21,399,800
PulteGroup, Inc.	1,116,900	22,505,535
Toll Brothers, Inc. (a)	48,400	1,848,396
Whirlpool Corp.	54,395	9,413,055
		111,354,595
Internet & Catalog Retail - 0.0%
Etsy, Inc.	10,600	148,930
Leisure Products - 1.6%
Brunswick Corp.	180,600	9,185,316
Polaris Industries, Inc.	257,708	38,169,132
		47,354,448
Media - 1.0%
AMC Networks, Inc. Class A (a)	118,700	9,715,595
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.	727,694	$ 14,022,663
Naspers Ltd. Class N	20,600	3,208,696
News Corp. Class A (a)	198,900	2,901,951
		29,848,905
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	363,800	28,736,562
Specialty Retail - 2.9%
AutoZone, Inc. (a)	16,600	11,070,540
Dick's Sporting Goods, Inc.	176,900	9,158,113
Foot Locker, Inc.	238,233	15,963,993
GNC Holdings, Inc.	240,700	10,706,336
L Brands, Inc.	43,400	3,720,682
Party City Holdco, Inc.	12,500	253,375
Signet Jewelers Ltd.	113,522	14,558,061
TJX Companies, Inc.	196,300	12,989,171
Urban Outfitters, Inc. (a)	132,300	4,630,500
Williams-Sonoma, Inc.	52,200	4,294,494
		87,345,265
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corp. (a)	190,400	13,703,088
G-III Apparel Group Ltd. (a)	525,330	36,956,966
Hanesbrands, Inc.	885,700	29,511,524
Page Industries Ltd.	7,027	1,671,143
PVH Corp.	114,200	13,155,840
Ralph Lauren Corp.	89,400	11,832,984
VF Corp.	70,324	4,904,396
		111,735,941
TOTAL CONSUMER DISCRETIONARY		559,952,086
CONSUMER STAPLES - 2.5%
Beverages - 0.7%
C&C Group PLC	468,261	1,835,495
Dr. Pepper Snapple Group, Inc.	260,003	18,954,219
		20,789,714
Food & Staples Retailing - 1.2%
CVS Health Corp.	208,190	21,834,967
Kroger Co.	195,900	14,204,709
		36,039,676
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Archer Daniels Midland Co.	67,767	$ 3,267,725
Britannia Industries Ltd. (a)	5,440	236,483
Bunge Ltd.	147,930	12,988,254
Ingredion, Inc.	26,449	2,110,895
		18,603,357
TOTAL CONSUMER STAPLES		75,432,747
ENERGY - 3.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	86,700	5,349,390
Dril-Quip, Inc. (a)	157,300	11,836,825
Ensco PLC Class A	72,400	1,612,348
Halliburton Co.	267,500	11,521,225
Oceaneering International, Inc.	189,600	8,833,464
		39,153,252
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.	120,868	6,965,623
Chesapeake Energy Corp.	32,262	360,367
Cimarex Energy Co.	101,147	11,157,526
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	14,161	967,196
EOG Resources, Inc.	37,100	3,248,105
Newfield Exploration Co. (a)	185,100	6,685,812
Phillips 66 Co.	78,260	6,304,626
Suncor Energy, Inc.	589,300	16,230,520
Teekay Tankers Ltd.	28,900	191,029
Western Refining, Inc.	49,000	2,137,380
		54,248,185
TOTAL ENERGY		93,401,437
FINANCIALS - 17.9%
Banks - 4.8%
Boston Private Financial Holdings, Inc.	570,967	7,656,667
CIT Group, Inc.	85,400	3,970,246
Comerica, Inc.	260,240	13,355,517
Commerce Bancshares, Inc. (d)	258,105	12,071,571
CVB Financial Corp.	116,500	2,051,565
First Citizen Bancshares, Inc.	15,200	3,998,208
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Commonwealth Financial Corp.	384,000	$ 3,682,560
First Republic Bank	83,100	5,237,793
Hilltop Holdings, Inc. (a)	78,296	1,886,151
Huntington Bancshares, Inc.	1,542,457	17,445,189
Investors Bancorp, Inc.	752,800	9,259,440
Lakeland Financial Corp.	196,986	8,543,283
M&T Bank Corp.	84,100	10,506,613
PacWest Bancorp	117,055	5,473,492
Prosperity Bancshares, Inc.	85,600	4,942,544
Regions Financial Corp.	955,200	9,895,872
SunTrust Banks, Inc.	309,915	13,332,543
UMB Financial Corp.	181,500	10,349,130
		143,658,384
Capital Markets - 3.3%
Ameriprise Financial, Inc.	189,787	23,710,090
E*TRADE Financial Corp. (a)	61,000	1,826,950
Invesco Ltd.	417,500	15,652,075
Lazard Ltd. Class A	280,268	15,762,272
LPL Financial (d)	65,500	3,045,095
Raymond James Financial, Inc.	254,724	15,176,456
Stifel Financial Corp. (a)	47,200	2,725,328
The Blackstone Group LP	454,819	18,588,453
Virtus Investment Partners, Inc.	25,500	3,372,375
		99,859,094
Consumer Finance - 1.4%
American Express Co.	32,315	2,511,522
Capital One Financial Corp.	140,400	12,350,988
SLM Corp. (a)	2,312,300	22,822,401
Springleaf Holdings, Inc. (a)	112,400	5,160,284
		42,845,195
Diversified Financial Services - 1.1%
CRISIL Ltd.	27,931	850,588
McGraw Hill Financial, Inc.	270,771	27,198,947
Moody's Corp.	55,100	5,948,596
		33,998,131
Insurance - 3.9%
AFLAC, Inc.	236,700	14,722,740
Bajaj Finserv Ltd. (a)	19,464	469,189
Brown & Brown, Inc.	27,600	906,936
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
First American Financial Corp.	447,600	$ 16,655,196
Hiscox Ltd.	572,793	7,551,008
Marsh & McLennan Companies, Inc.	385,415	21,853,031
Primerica, Inc.	186,758	8,532,973
Principal Financial Group, Inc.	371,400	19,049,106
Reinsurance Group of America, Inc.	216,491	20,538,501
The Chubb Corp.	71,100	6,764,454
The Travelers Companies, Inc.	3,000	289,980
		117,333,114
Real Estate Investment Trusts - 0.2%
American Realty Capital Properties, Inc.	181,400	1,474,782
Digital Realty Trust, Inc.	36,400	2,427,152
Mid-America Apartment Communities, Inc.	39,796	2,897,547
SL Green Realty Corp.	2,800	307,692
		7,107,173
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	871,391	32,241,467
Colliers International Group, Inc.	6,900	265,512
Jones Lang LaSalle, Inc.	187,131	31,999,401
		64,506,380
Thrifts & Mortgage Finance - 1.1%
Beneficial Bancorp, Inc. (a)	120,133	1,500,461
BofI Holding, Inc. (a)	66,500	7,029,715
Essent Group Ltd. (a)	514,300	14,066,105
Housing Development Finance Corp. Ltd.	115,375	2,353,401
Ladder Capital Corp. Class A	474,242	8,228,099
		33,177,781
TOTAL FINANCIALS		542,485,252
HEALTH CARE - 13.8%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	48,600	8,453,970
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	1,471,810	26,051,037
DENTSPLY International, Inc.	294,100	15,160,855
Hologic, Inc. (a)	684,600	26,055,876
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp. (d)	405,800	$ 26,149,752
Zimmer Biomet Holdings, Inc.	157,800	17,236,494
		110,654,014
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	402,255	33,648,631
Community Health Systems, Inc. (a)	164,600	10,364,862
DaVita HealthCare Partners, Inc. (a)	271,500	21,576,105
HCA Holdings, Inc. (a)	271,355	24,617,326
Laboratory Corp. of America Holdings (a)	25,700	3,115,354
McKesson Corp.	129,906	29,204,168
Molina Healthcare, Inc. (a)	10,700	752,210
Omnicare, Inc.	163,916	15,449,083
		138,727,739
Health Care Technology - 0.6%
Inovalon Holdings, Inc. Class A (d)	10,700	298,530
MedAssets, Inc. (a)	844,728	18,634,700
		18,933,230
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	224,095	8,645,585
Bruker Corp. (a)	189,500	3,867,695
Thermo Fisher Scientific, Inc.	194,430	25,229,237
		37,742,517
Pharmaceuticals - 3.4%
Allergan PLC (a)	81,094	24,608,785
Baxalta, Inc. (a)	29,100	929,454
Catalent, Inc. (a)	20,400	598,332
Endo Health Solutions, Inc. (a)	131,700	10,489,905
Horizon Pharma PLC (a)	183,600	6,378,264
Jazz Pharmaceuticals PLC (a)	128,366	22,601,402
Mallinckrodt PLC (a)	120,621	14,199,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	381,682	22,557,406
		102,363,052
TOTAL HEALTH CARE		416,874,522
INDUSTRIALS - 15.5%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	161,578	11,704,710
Esterline Technologies Corp. (a)	78,644	7,497,919
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc.	78,700	$ 8,860,833
Rockwell Collins, Inc.	109,800	10,140,030
Textron, Inc.	794,663	35,465,810
		73,669,302
Air Freight & Logistics - 1.0%
FedEx Corp.	182,746	31,139,918
Airlines - 1.5%
Allegiant Travel Co.	16,600	2,952,808
Southwest Airlines Co.	263,762	8,727,885
Spirit Airlines, Inc. (a)	518,345	32,189,225
		43,869,918
Building Products - 0.4%
A.O. Smith Corp.	68,200	4,909,036
Apogee Enterprises, Inc.	48,622	2,559,462
Lennox International, Inc.	40,589	4,371,029
		11,839,527
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	36,400	1,291,472
G&K Services, Inc. Class A	66,800	4,618,552
Herman Miller, Inc.	100,000	2,893,000
HNI Corp.	68,680	3,512,982
KAR Auction Services, Inc.	106,592	3,986,541
Knoll, Inc.	138,500	3,466,655
Republic Services, Inc.	106,652	4,177,559
		23,946,761
Construction & Engineering - 1.2%
EMCOR Group, Inc.	332,221	15,870,197
Granite Construction, Inc.	6,820	242,178
Jacobs Engineering Group, Inc. (a)	309,176	12,558,729
Quanta Services, Inc. (a)	291,651	8,405,382
		37,076,486
Electrical Equipment - 0.1%
AMETEK, Inc.	60,900	3,336,102
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	89,156	15,375,844
Machinery - 5.0%
AGCO Corp. (d)	246,800	14,013,304
Caterpillar, Inc.	79,663	6,757,016
Colfax Corp. (a)(d)	166,180	7,669,207
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	70,957	$ 9,308,849
Deere & Co.	120,700	11,713,935
IDEX Corp.	5,654	444,291
Illinois Tool Works, Inc.	161,493	14,823,442
Ingersoll-Rand PLC	187,972	12,673,072
Manitowoc Co., Inc.	289,643	5,677,003
Mueller Industries, Inc.	236,240	8,202,253
Rexnord Corp. (a)	858,895	20,536,179
Snap-On, Inc.	108,600	17,294,550
Stanley Black & Decker, Inc.	16,600	1,746,984
Valmont Industries, Inc.	55,323	6,576,245
Wabtec Corp.	38,240	3,603,738
Woodward, Inc.	174,941	9,620,006
		150,660,074
Professional Services - 0.9%
CEB, Inc.	63,000	5,484,780
Dun & Bradstreet Corp.	169,284	20,652,648
		26,137,428
Road & Rail - 1.3%
ArcBest Corp.	164,300	5,224,740
Con-way, Inc.	475,562	18,247,314
CSX Corp.	63,900	2,086,335
J.B. Hunt Transport Services, Inc.	13,500	1,108,215
Old Dominion Freight Lines, Inc. (a)	21,900	1,502,450
Saia, Inc. (a)	253,524	9,960,958
Swift Transporation Co. (a)	89,900	2,038,033
		40,168,045
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	290,288	9,840,763
Misumi Group, Inc.	254,400	3,612,756
		13,453,519
TOTAL INDUSTRIALS		470,672,924
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	285,045	3,386,335
CommScope Holding Co., Inc. (a)	409,391	12,490,519
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	185,555	$ 22,331,544
Juniper Networks, Inc.	82,005	2,129,670
		40,338,068
Electronic Equipment & Components - 3.9%
Arrow Electronics, Inc. (a)	223,523	12,472,583
Avnet, Inc.	275,437	11,323,215
Belden, Inc.	252,400	20,502,452
CDW Corp.	699,351	23,973,752
IPG Photonics Corp. (a)(d)	25,500	2,171,963
Jabil Circuit, Inc.	85,500	1,820,295
Keysight Technologies, Inc. (a)	119,947	3,741,147
Methode Electronics, Inc. Class A	253,900	6,969,555
TE Connectivity Ltd.	281,530	18,102,379
Trimble Navigation Ltd. (a)	512,200	12,016,212
Zebra Technologies Corp. Class A (a)	58,900	6,540,845
		119,634,398
Internet Software & Services - 0.5%
Google, Inc. Class C	21,873	11,385,115
Tencent Holdings Ltd.	180,200	3,603,375
		14,988,490
IT Services - 9.2%
Alliance Data Systems Corp. (a)	79,405	23,181,496
Blackhawk Network Holdings, Inc. (a)	208,150	8,575,780
Broadridge Financial Solutions, Inc.	108,554	5,428,786
Cognizant Technology Solutions Corp. Class A (a)	10,300	629,227
Euronet Worldwide, Inc. (a)	408,691	25,216,235
EVERTEC, Inc.	320,456	6,806,485
Fidelity National Information Services, Inc.	437,043	27,009,257
Fiserv, Inc. (a)	306,994	25,428,313
FleetCor Technologies, Inc. (a)	131,664	20,547,484
Genpact Ltd. (a)	951,043	20,285,747
Global Payments, Inc.	417,371	43,177,024
Maximus, Inc.	144,700	9,511,131
The Western Union Co.	501,000	10,185,330
Total System Services, Inc.	731,947	30,573,426
Vantiv, Inc. (a)	47,100	1,798,749
Visa, Inc. Class A	135,400	9,092,110
Xerox Corp.	940,115	10,002,824
		277,449,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	187,100	$ 9,579,520
Atmel Corp.	1,401,400	13,810,797
Broadcom Corp. Class A	325,900	16,780,591
Cree, Inc. (a)	10,400	270,712
Freescale Semiconductor, Inc. (a)	526,812	21,056,676
Intersil Corp. Class A	234,300	2,931,093
Microchip Technology, Inc. (d)	64,052	3,037,666
NVIDIA Corp.	537,943	10,818,034
NXP Semiconductors NV (a)	283,928	27,881,730
PMC-Sierra, Inc. (a)	1,629,917	13,952,090
Qorvo, Inc. (a)	180,850	14,516,830
Semtech Corp. (a)	177,400	3,521,390
		138,157,129
Software - 3.5%
Activision Blizzard, Inc.	470,840	11,399,036
Cadence Design Systems, Inc. (a)	998,600	19,632,476
Electronic Arts, Inc. (a)	522,210	34,726,965
Fair Isaac Corp.	23,600	2,142,408
Intuit, Inc.	76,206	7,679,279
Parametric Technology Corp. (a)	314,073	12,883,274
Rovi Corp. (a)	82,790	1,320,501
Synopsys, Inc. (a)	339,000	17,170,350
		106,954,289
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	498,367	13,151,905
SanDisk Corp.	103,600	6,031,592
Super Micro Computer, Inc. (a)	181,656	5,373,384
		24,556,881
TOTAL INFORMATION TECHNOLOGY		722,078,659
MATERIALS - 3.7%
Chemicals - 3.0%
Albemarle Corp. U.S.	176,542	9,757,476
Ashland, Inc.	28,257	3,444,528
Cytec Industries, Inc.	444,906	26,930,160
Eastman Chemical Co.	188,700	15,439,434
Ferro Corp. (a)	547,104	9,180,405
Methanex Corp.	83,900	4,683,353
PolyOne Corp.	319,157	12,501,380
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	22,800	$ 706,088
PPG Industries, Inc.	2,700	309,744
Praxair, Inc.	65,100	7,782,705
		90,735,273
Containers & Packaging - 0.1%
Aptargroup, Inc.	62,200	3,966,494
Metals & Mining - 0.3%
B2Gold Corp. (a)	2,114,500	3,233,543
Constellium NV (a)	304,067	3,597,113
New Gold, Inc. (a)	671,800	1,801,865
		8,632,521
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	282,100	10,347,428
TOTAL MATERIALS		113,681,716
UTILITIES - 0.6%
Electric Utilities - 0.4%
Exelon Corp.	349,000	10,965,580
OGE Energy Corp.	96,817	2,766,062
		13,731,642
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	66,608	1,948,284
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	1,675,644
NiSource, Inc.	22,154	1,010,001
		2,685,645
TOTAL UTILITIES		18,365,571
TOTAL COMMON STOCKS (Cost $2,428,546,069)		3,012,944,914
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	$ 3,661,361
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.15% (b)	6,372,503	6,372,503
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	38,696,525	38,696,525
TOTAL MONEY MARKET FUNDS (Cost $45,069,028)		45,069,028
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,476,498,044)		3,061,675,303
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(31,680,739)
NET ASSETS - 100%		$ 3,029,994,564
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,452
Fidelity Securities Lending Cash Central Fund	68,745
Total	$ 76,197
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 559,952,086	$ 559,952,086	$ -	$ -
Consumer Staples	75,432,747	75,432,747	-	-
Energy	93,401,437	93,401,436	1	-
Financials	546,146,613	546,146,613	-	-
Health Care	416,874,522	416,874,522	-	-
Industrials	470,672,924	470,672,924	-	-
Information Technology	722,078,659	718,475,284	3,603,375	-
Materials	113,681,716	113,681,716	-	-
Utilities	18,365,571	18,365,571	-	-
Money Market Funds	45,069,028	45,069,028	-	-
Total Investments in Securities:	$ 3,061,675,303	$ 3,058,071,927	$ 3,603,376	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
Bermuda	4.1%
Ireland	3.2%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,096,240) - See accompanying schedule: Unaffiliated issuers (cost $2,431,429,016)	$ 3,016,606,275
Fidelity Central Funds (cost $45,069,028)	45,069,028
Total Investments (cost $2,476,498,044)		$ 3,061,675,303
Cash		1,293,119
Receivable for investments sold		15,847,827
Receivable for fund shares sold		2,504,964
Dividends receivable		2,216,943
Distributions receivable from Fidelity Central Funds		14,025
Other receivables		44,402
Total assets		3,083,596,583

Liabilities
Payable for investments purchased	$ 8,252,552
Payable for fund shares redeemed	3,963,859
Accrued management fee	1,408,557
Distribution and service plan fees payable	634,093
Other affiliated payables	579,913
Other payables and accrued expenses	66,520
Collateral on securities loaned, at value	38,696,525
Total liabilities		53,602,019

Net Assets		$ 3,029,994,564
Net Assets consist of:
Paid in capital		$ 2,391,299,668
Undistributed net investment income		1,441,785
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		52,077,686
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		585,175,425
Net Assets		$ 3,029,994,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($937,828,852 ÷ 47,442,294 shares)	$ 19.77

Maximum offering price per share (100/94.25 of $19.77)	$ 20.98
Class T:
Net Asset Value and redemption price per share ($430,746,759 ÷ 22,206,069 shares)	$ 19.40

Maximum offering price per share (100/96.50 of $19.40)	$ 20.10
Class B:
Net Asset Value and offering price per share ($18,076,354 ÷ 991,385 shares)A	$ 18.23

Class C:
Net Asset Value and offering price per share ($277,469,766 ÷ 15,222,772 shares)A	$ 18.23

Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,339,019,978 ÷ 66,090,064 shares)	$ 20.26

Class Z:
Net Asset Value, offering price and redemption price per share ($26,852,855 ÷ 1,324,371 shares)	$ 20.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 17,169,400
Income from Fidelity Central Funds		76,197
Total income		17,245,597

Expenses
Management fee	$ 8,395,999
Transfer agent fees	3,031,318
Distribution and service plan fees	3,785,563
Accounting and security lending fees	454,745
Custodian fees and expenses	33,744
Independent trustees' compensation	6,347
Registration fees	65,645
Audit	42,950
Legal	2,442
Interest	1,706
Miscellaneous	13,405
Total expenses before reductions	15,833,864
Expense reductions	(68,483)	15,765,381
Net investment income (loss)		1,480,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,426,282
Foreign currency transactions	32,394
Total net realized gain (loss)		73,458,676
Change in net unrealized appreciation (depreciation) on: Investment securities	74,829,120
Assets and liabilities in foreign currencies	(172)
Total change in net unrealized appreciation (depreciation)		74,828,948
Net gain (loss)		148,287,624
Net increase (decrease) in net assets resulting from operations		$ 149,767,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,480,216	$ (3,287,897)
Net realized gain (loss)	73,458,676	445,778,441
Change in net unrealized appreciation (depreciation)	74,828,948	(267,126,396)
Net increase (decrease) in net assets resulting from operations	149,767,840	175,364,148
Distributions to shareholders from net realized gain	-	(436,123,277)
Share transactions - net increase (decrease)	(143,343,813)	68,144,327
Total increase (decrease) in net assets	6,424,027	(192,614,802)

Net Assets
Beginning of period	3,023,570,537	3,216,185,339
End of period (including undistributed net investment income of $1,441,785 and accumulated net investment loss of $38,431, respectively)	$ 3,029,994,564	$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90	$ 14.17
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	.01	.07	(.05)	(.02)
Net realized and unrealized gain (loss)	.93	1.13	5.99	2.22	(1.83)	3.78
Total from investment operations	.94	1.11	6.00	2.29	(1.88)	3.76
Distributions from net realized gain	-	(3.06)	(2.65)	(.88)	-	(.03)
Net asset value, end of period	$ 19.77	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Total ReturnB, C, D	4.99%	5.93%	35.43%	14.41%	(10.50)%	26.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06%A	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of fee waivers, if any	1.05%A	1.07%	1.10%	1.15%	1.16%	1.16%
Expenses net of all reductions	1.05%A	1.06%	1.09%	1.13%	1.15%	1.15%
Net investment income (loss)	.08%A	(.09)%	.06%	.38%	(.27)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 937,829	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551	$ 1,525,295
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79	$ 14.11
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.03)	.03	(.08)	(.05)
Net realized and unrealized gain (loss)	.92	1.11	5.92	2.20	(1.83)	3.76
Total from investment operations	.90	1.04	5.89	2.23	(1.91)	3.71
Distributions from net realized gain	-	(3.06)	(2.60)	(.88)	-	(.03)
Net asset value, end of period	$ 19.40	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Total ReturnB, C, D	4.86%	5.66%	35.23%	14.16%	(10.74)%	26.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.29%A	1.30%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.29%A	1.29%	1.31%	1.33%	1.34%	1.37%
Net investment income (loss)	(.16)%A	(.32)%	(.16)%	.18%	(.46)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,747	$ 429,512	$ 461,205	$ 388,598	$ 420,604	$ 523,899
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31	$ 13.81
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.14)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	.86	1.05	5.67	2.12	(1.77)	3.66
Total from investment operations	.79	.87	5.53	2.06	(1.94)	3.53
Distributions from net realized gain	-	(3.06)	(2.45)	(.88)	-	(.03)
Net asset value, end of period	$ 18.23	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Total ReturnB, C, D	4.53%	5.04%	34.42%	13.52%	(11.21)%	25.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of fee waivers, if any	1.89%A	1.90%	1.90%	1.91%	1.91%	1.91%
Expenses net of all reductions	1.89%A	1.89%	1.89%	1.88%	1.90%	1.91%
Net investment income (loss)	(.76)%A	(.92)%	(.74)%	(.38)%	(1.02)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,076	$ 23,440	$ 35,770	$ 43,996	$ 57,534	$ 83,330
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32	$ 13.81
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.13)	(.06)	(.17)	(.13)
Net realized and unrealized gain (loss)	.86	1.04	5.67	2.13	(1.76)	3.67
Total from investment operations	.80	.88	5.54	2.07	(1.93)	3.54
Distributions from net realized gain	-	(3.06)	(2.51)	(.88)	-	(.03)
Net asset value, end of period	$ 18.23	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Total ReturnB, C, D	4.59%	5.09%	34.47%	13.57%	(11.14)%	25.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82%A	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of fee waivers, if any	1.81%A	1.83%	1.85%	1.88%	1.87%	1.88%
Expenses net of all reductions	1.81%A	1.82%	1.84%	1.86%	1.86%	1.88%
Net investment income (loss)	(.69)%A	(.85)%	(.69)%	(.35)%	(.98)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,470	$ 277,963	$ 301,398	$ 233,542	$ 258,215	$ 299,688
Portfolio turnover rateG	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.04	.03	.06	.11	-H	.02
Net realized and unrealized gain (loss)	.95	1.14	6.09	2.26	(1.87)	3.82
Total from investment operations	.99	1.17	6.15	2.37	(1.87)	3.84
Distributions from net investment income	-	-	(.02)	(.04)	-	-
Distributions from net realized gain	-	(3.06)	(2.67)	(.88)	-	(.03)
Total distributions	-	(3.06)	(2.69)	(.92)	-	(.03)
Net asset value, end of period	$ 20.26	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Total ReturnB, C	5.14%	6.11%	35.81%	14.67%	(10.32)%	26.86%
Ratios to Average Net Assets E, G
Expenses before reductions	.77%A	.85%	.89%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.76%A	.85%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.76%A	.85%	.88%	.88%	.89%	.90%
Net investment income (loss)	.36%A	.13%	.28%	.63%	(.02)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,339,020	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531	$ 950,940
Portfolio turnover rateF	22%A	144%	134%	186%	80%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.05	.07	.04
Net realized and unrealized gain (loss)	.96	1.15	2.26
Total from investment operations	1.01	1.22	2.30
Distributions from net investment income	-	-	(.08)
Distributions from net realized gain	-	(3.06)	(2.44)
Total distributions	-	(3.06)	(2.52)
Net asset value, end of period	$ 20.28	$ 19.27	$ 21.11
Total ReturnB, C	5.24%	6.36%	11.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.65%A
Expenses net of fee waivers, if any	.64%A	.64%	.65%A
Expenses net of all reductions	.64%A	.63%	.64%A
Net investment income (loss)	.49%A	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,853	$ 23,384	$ 12,172
Portfolio turnover rateF	22%A	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 665,056,314
Gross unrealized depreciation	(84,503,590)
Net unrealized appreciation (depreciation) on securities	$ 580,552,724

Tax cost	$ 2,481,122,579

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,404,268)

The Fund acquired $3,404,268 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

The Fund elected to defer to its next fiscal year approximately $8,490,256 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,545,299 and $487,182,572, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,189,379	$ 18,855
Class T	.25%	.25%	1,086,108	12,250
Class B	.75%	.25%	104,757	78,945
Class C	.75%	.25%	1,405,319	98,612
			$ 3,785,563	$ 208,662

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 82,793
Class T	11,743
Class B*	4,618
Class C*	8,968
$ 108,122

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,024,440.22
Class T	440,487.20
Class B	30,795.29
Class C	321,320.23
Institutional Class	1,208,508.18
Class Z	5,768.05
	$ 3,031,318

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,009 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,283,000.34%		$ 1,706

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,745, including $171 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $330.

In addition, during the period the following classes were reimbursed and/or waived by the investment adviser for a portion of operating expenses.

Amount
Class A	$ 22,714
Class T	9,940
Class B	112
Class C	6,421
Institutional Class	28,966
$ 68,153

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ -	$ 137,322,056
Class T	-	62,445,073
Class B	-	3,852,399
Class C	-	43,029,289
Institutional Class	-	186,411,319
Class Z	-	3,063,141
Total	$ -	$ 436,123,277

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	2,641,323	5,220,254	$ 51,683,852	$ 107,688,537
Reinvestment of distributions	-	7,296,468	-	134,255,373
Shares redeemed	(5,376,428)	(14,276,131)	(104,822,160)	(294,576,344)
Net increase (decrease)	(2,735,105)	(1,759,409)	$ (53,138,308)	$ (52,632,434)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class T
Shares sold	1,735,905	3,124,595	$ 33,275,345	$ 62,967,838
Reinvestment of distributions	-	3,367,729	-	60,925,223
Shares redeemed	(2,747,808)	(5,752,274)	(52,541,235)	(116,971,540)
Net increase (decrease)	(1,011,903)	740,050	$ (19,265,890)	$ 6,921,521
Class B
Shares sold	4,785	22,395	$ 87,755	$ 418,800
Reinvestment of distributions	-	215,538	-	3,696,342
Shares redeemed	(357,406)	(716,133)	(6,438,378)	(13,868,466)
Net increase (decrease)	(352,621)	(478,200)	$ (6,350,623)	$ (9,753,324)
Class C
Shares sold	766,685	1,542,701	$ 13,870,281	$ 29,578,132
Reinvestment of distributions	-	2,310,616	-	39,449,522
Shares redeemed	(1,492,372)	(3,277,603)	(26,868,332)	(63,561,286)
Net increase (decrease)	(725,687)	575,714	$ (12,998,051)	$ 5,466,368
Institutional Class
Shares sold	6,493,393	14,246,143	$ 129,732,295	$ 300,374,725
Reinvestment of distributions	-	9,390,856	-	176,640,401
Shares redeemed	(9,129,339)	(17,598,999)	(183,604,916)	(372,200,164)
Net increase (decrease)	(2,635,946)	6,038,000	$ (53,872,621)	$ 104,814,962
Class Z
Shares sold	229,721	632,250	$ 4,658,354	$ 13,642,909
Reinvestment of distributions	-	163,698	-	3,063,141
Shares redeemed	(118,629)	(159,161)	(2,376,674)	(3,378,816)
Net increase (decrease)	111,092	636,787	$ 2,281,680	$ 13,327,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AMPZ-USAN-0815
1.9585886.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2015